INVESTMENTS (Details Narrative) - USD ($)		12 Months Ended
	Sep. 10, 2021	Dec. 31, 2022	May 31, 2023	Mar. 01, 2023
Coastal Neurology Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Escrow Deposit			$ 103,000	$ 150,000
Escrow deposit written off			$ 103,000
Member Interest Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Investments	$ 150,000
Impairment on investment		$ 150,000